Cash and cash equivalents and Restricted cash (Tables)	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash
	June 30, 2020	December 31, 2019
Cash on hand	17	10
Cash at banks	18,210	2,356
Total	18,227	2,366